Government assistance - Schedule of Company's Government Assistance, Including Tax Credits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Research and development expense [member]
Government assistance [line items]
Recorded against	$ 40.5	$ 32.7
Operating income [member]
Government assistance [line items]
Recorded against	4.2	3.3
Research and development expense and other elements of operating income [member]
Government assistance [line items]
Recorded against	44.7	36.0
Cost of property, plant and equipment [member]
Government assistance [line items]
Recorded against	14.1	3.0
Cost price of intangibles [member]
Government assistance [line items]
Recorded against	$ 0.5	$ 6.5